Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color China	Hong Kong	100%
Modern Pleasure	Hong Kong	100%

Schedule of Disaggregated information of revenues
	For the Six Months Ended
	December 31,
	2021	2020

Online music education academy subscription	$9,430,508	$-
Online concert subscription	-	2,330,000
Total revenue	$9,430,508	$2,330,000

Schedule of estimated useful lives of assets
Useful life
Performance equipment	10 years
Office equipment	5 years